Debt - Schedule of Capital Leases Mature by 2025 (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Payments	$ 7,146	$ 7,838
Interest	805	949
Principal	6,341	6,889
2020
Line of Credit Facility [Line Items]
Payments		2,531
Interest		372
Principal		2,159
2021
Line of Credit Facility [Line Items]
Payments	2,670	2,230
Interest	368	298
Principal	2,302	1,932
2022
Line of Credit Facility [Line Items]
Payments	2,178	1,750
Interest	265	199
Principal	1,913	1,551
2023
Line of Credit Facility [Line Items]
Payments	1,582	1,041
Interest	139	73
Principal	1,443	968
2024
Line of Credit Facility [Line Items]
Payments	667	286
Interest	32	7
Principal	635	$ 279
2025
Line of Credit Facility [Line Items]
Payments	49
Interest	1
Principal	$ 48